Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Statement [Line Items]
Net Income		$ 1,750	$ 2,630	$ 2,330	$ 6,869	$ 6,430
Net change in unrealized gains (losses) on fair value through OCI debt securities
Reclassification to earnings of (gains) during the period	[1]	(10)	(22)	(11)	(43)	(32)
Net change in unrealized gains (losses) on fair value through OCI debt securities		18	(83)	167	127	129
Net change in unrealized gains (losses) on derivatives designated as cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges arising during the period	[2]	(392)	(798)	(1,051)	(1,759)	142
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	[3]	196	189	272	558	797
Net change in unrealized gains (losses) on derivatives designated as cash flow hedges		(196)	(609)	(779)	(1,201)	939
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		2,053	(21)	282	101	(311)
Unrealized gains (losses) on hedges of net foreign operations	[4]	(660)	8	(74)	(120)	132
Net gains (losses) on translation of net foreign operations		1,393	(13)	208	(19)	(179)
Items that will not be subsequently reclassified to net income
Net unrealized gains (losses) on fair value through OCI equity securities arising during the period	[5]	(5)	39	0	31	(11)
Net gains (losses) on remeasurement of pension and other employee future benefit plans	[6]	157	64	55	277	49
Net gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[7]	(44)	292	(313)	6	(255)
Items that will not be subsequently reclassified to net income		108	395	(258)	314	(217)
Total Other Comprehensive Income (Loss), net of taxes		1,323	(310)	(662)	(779)	672
Total Comprehensive Income		3,073	2,320	1,668	6,090	7,102
Attributable to:
Bank shareholders		3,071	2,316	1,665	6,085	7,093
Non-controlling interest in subsidiaries		2	4	3	5	9
Total Comprehensive Income		3,073	2,320	1,668	6,090	7,102
Debt securities
Net change in unrealized gains (losses) on fair value through OCI debt securities
Unrealized gains (losses) on fair value through OCI debt securities arising during the period	[8]	$ 28	$ (61)	$ 178	$ 170	$ 161

[1]	Net of income tax provision of $4 million, $8 million, $3 million for the three months ended and $15 million and $11 million for the nine months ended, respectively.
[2]	Net of income tax (provision) recovery of $148 million, $302 million, $409 million for the three months ended and $671 million and $(41) million for the nine months ended, respectively.
[3]	Net of income tax (recovery) of $(74) million, $(71) million, $(102) million for the three months ended and $(212) million and $(301) million for the nine months ended, respectively.
[4]	Net of income tax (provision) recovery of $254 million, $(3) million, $28 million for the three months ended and $46 million and $(51) million for the nine months ended, respectively.
[5]	Net of income tax (provision) recovery of $nil million, $(4) million, nil million for the three months ended and $(3) million and $4 million for the nine months ended, respectively.
[6]	Net of income tax(provision) of $(60) million, $(25) million, $(22) million for the three months ended and $(106) million and $(19) million for the nine months ended, respectively.
[7]	Net of income tax (provision) recovery of $16 million, $(112) million, $118 million for the three months ended and $(3) million and $96 million for the nine months ended, respectively.
[8]	Net of income tax (provision) recovery of $(11) million, $22 million, $(66) million for the three months ended and $(62) million and $(61) million for the nine months ended, respectively.